Document and Entity Information Document	Feb. 26, 2025
Document Information [Line Items]
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	350 Orchard Avenue NE
Entity Address, City or Town	North Canton,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-2556
Entity Central Index Key	0000028823
Amendment Flag	false
Document Type	8-K
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DBD
Entity Emerging Growth Company	false
Document Period End Date	Feb. 26, 2025
Security Exchange Name	NYSE